Merger - Schedule of Financial Information for Former TCNB Financial Corp Included in Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								10 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Net interest income after provision for loan losses										$ 51,559	$ 46,192	$ 40,366
Noninterest income										16,132	14,278	13,874
Net income	$ 3,631	$ 3,680	$ 5,181	$ 4,725	$ 3,199	$ 3,253	$ 3,122	$ 3,171		$ 17,217	$ 12,745	$ 9,528
Former TCNB Financial Corp [Member]
Business Acquisition [Line Items]
Net interest income after provision for loan losses									$ 3,155
Noninterest income									138
Net income									$ 1,282